Other Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other Expenses
Information on other expenses was as follows:

	Years Ended December 31,
	2016	2015	2014
	(In millions)
Compensation	$4,742	$4,939	$4,844
Pension, postretirement and postemployment benefit costs	400	367	426
Commissions	3,537	3,673	4,332
Volume-related costs	503	610	423
Capitalization of DAC	(3,152)	(3,319)	(3,672)
Amortization of DAC and VOBA	2,706	3,166	3,029
Amortization of negative VOBA	(269)	(361)	(442)
Interest expense on debt	1,157	1,168	1,150
Premium taxes, licenses and fees	686	687	737
Professional services	1,545	1,510	1,441
Rent and related expenses, net of sublease income	364	328	366
Other (1)	1,516	1,985	1,985
Total other expenses	$13,735	$14,753	$14,619

__________________

(1)	See Note 19 for information on the charge related to income tax for the year ended December 31, 2015.
See Note 3 for further information on Separation-related transaction costs.

Restructuring charges

	Years Ended December 31,
	2016			2015			2014
	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total	Severance	Lease and Asset Impairment	Total
	(In millions)
Balance at January 1,	$18	$4	$22	$31	$6	$37	$40	$6	$46
Restructuring charges	—	1	1	60	4	64	83	8	91
Cash payments	(17)	(4)	(21)	(73)	(6)	(79)	(92)	(8)	(100)
Balance at December 31,	$1	$1	$2	$18	$4	$22	$31	$6	$37
Total restructuring charges incurred since inception of initiative	$383	$47	$430	$383	$46	$429	$323	$42	$365